Inventory, Net (Details) - Schedule of inventory - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventory [Abstract]
Finished goods (amounts related to VIE discontinued operations of $431,466 and $416,871, respectively)	$ 1,003,985	$ 431,466	$ 920,671
Work-in-process inventory grow (amounts related to VIE discontinued operations of $360,402 and $351,762, respectively)	307,212	360,402	351,762
Provision for inventory losses (amounts related to VIE discontinued operations of $0 and $0, respectively)			(163,800)
Total inventory	$ 1,311,197	$ 791,868	$ 1,108,633